Segment Disclosure	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Disclosure
Segment Disclosure
ASML has one reportable segment, for the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography related systems. Its operating results are regularly reviewed by the CODM in order to make decisions about resource allocation and assess performance.
Management reporting includes net system sales figures of new and used systems and includes sales by technology.
Net system sales for new and used systems were as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

New systems	4,127,433	4,109,439	4,499,315
Used systems	115,357	127,744	71,803
Net system sales	4,242,790	4,237,183	4,571,118

Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in EUR thousands
2016
EUV	4	324,854
ArFi	70	3,518,718
ArF	6	116,876
KrF	57	532,661
i-line	20	78,009
Total	157	4,571,118

2015
EUV	1	70,473
ArFi	67	3,238,452
ArF	9	107,522
KrF	74	747,740
i-line	18	72,996
Total	169	4,237,183

2014
EUV	5	299,845
ArFi	76	3,477,718
ArF	3	32,611
KrF	38	381,436
i-line	14	51,180
Total	136	4,242,790

The increase in net system sales of EUR 333.9 million, or 7.9 percent, to EUR 4,571.1 million in 2016 from EUR 4,237.2 million in 2015 (2014: EUR 4,242.8 million) is mainly due to an increase in the number of EUV and ArFi systems sold.
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located.
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in thousands)	EUR	EUR
2016
Japan	404,259	4,277
Korea	1,579,907	17,354
Singapore	245,785	844
Taiwan	2,084,702	125,456
China	779,547	3,156
Rest of Asia	19,758	2,757
Netherlands	1,512	1,201,437
EMEA	551,330	4,093
United States	1,127,952	327,863
Total	6,794,752	1,687,237

2015
Japan	668,381	3,209
Korea	1,971,650	11,626
Singapore	121,390	422
Taiwan	1,551,512	60,029
China	541,899	1,390
Rest of Asia	2,077	2,095
Netherlands	3,521	1,229,800
EMEA	211,038	1,313
United States	1,215,907	310,794
Total	6,287,375	1,620,678

2014
Japan	477,110	3,695
Korea	1,624,059	16,684
Singapore	132,593	879
Taiwan	1,124,883	60,241
China	403,371	1,766
Rest of Asia	2,205	2,041
Netherlands	1,334	1,124,632
EMEA	196,332	1,322
United States	1,894,390	236,263
Total	5,856,277	1,447,523

In 2016, net sales to the largest customer accounted for EUR 1,646.2 million, or 24.2 percent, of total net sales (2015: EUR 1,633.6 million, or 26.0 percent, of total net sales; 2014: EUR 1,532.1 million, or 26.2 percent, of total net sales). Our three largest customers (based on total net sales) accounted for EUR 655.3 million, or 51.8 percent, of accounts receivable and finance receivables at December 31, 2016, compared with EUR 704.1 million, or 58.3 percent, at December 31, 2015.
Substantially all of our sales were export sales in 2016, 2015 and 2014.